Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

October 31, 2020

AFTF-QTLY-1220
1.809103.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	16,570	$9,015,488
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(b)(c)	1,469,829	12,892,399
Electronic Equipment & Components - 1.6%
Electronic Components - 0.4%
II-VI, Inc. (a)(d)	338,800	15,405,236
Electronic Manufacturing Services - 1.2%
Flextronics International Ltd. (a)	2,915,800	41,258,570

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		56,663,806

Entertainment - 0.8%
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	61,466	29,241,835
Interactive Media & Services - 1.3%
Interactive Media & Services - 1.3%
Eventbrite, Inc. (a)	177,525	1,638,556
Facebook, Inc. Class A (a)	172,000	45,254,920
		46,893,476
Internet & Direct Marketing Retail - 2.0%
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	13,100	39,773,565
MercadoLibre, Inc. (a)	14,200	17,239,510
Pinduoduo, Inc. ADR (a)	171,876	15,465,402
		72,478,477
IT Services - 13.6%
Data Processing & Outsourced Services - 9.8%
Fiserv, Inc. (a)	704,378	67,246,968
Genpact Ltd.	862,800	29,654,436
Global Payments, Inc.	79,421	12,527,869
MasterCard, Inc. Class A	258,000	74,469,120
PayPal Holdings, Inc. (a)	421,100	78,379,343
Square, Inc. (a)	117,700	18,229,376
Visa, Inc. Class A	380,116	69,070,878
		349,577,990
Internet Services & Infrastructure - 3.3%
GoDaddy, Inc. (a)	406,700	28,769,958
MongoDB, Inc. Class A (a)	66,700	15,238,949
Snowflake Computing, Inc. (d)	10,600	2,650,212
Snowflake Computing, Inc. Class B	1,993	448,461
Twilio, Inc. Class A (a)	251,700	70,216,749
		117,324,329
IT Consulting & Other Services - 0.5%
Capgemini SA	143,500	16,568,998

TOTAL IT SERVICES		483,471,317

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	387,462	0
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Refining & Marketing - 1.0%
Reliance Industries Ltd.	1,218,700	33,587,641
Reliance Industries Ltd.	80,346	1,272,850
		34,860,491
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (c)	387,462	201,802
Road & Rail - 1.6%
Trucking - 1.6%
Lyft, Inc. (a)	544,742	12,436,460
Uber Technologies, Inc. (a)	1,292,064	43,167,858
		55,604,318
Semiconductors & Semiconductor Equipment - 20.1%
Semiconductor Equipment - 2.0%
Allegro MicroSystems LLC (a)	22,900	419,070
ASML Holding NV (Netherlands)	41,400	14,978,649
Lam Research Corp.	166,600	56,990,528
SunEdison, Inc. (a)(c)	500	0
		72,388,247
Semiconductors - 18.1%
Advanced Micro Devices, Inc. (a)	514,900	38,766,821
Inphi Corp. (a)	187,500	26,205,000
Marvell Technology Group Ltd.	2,174,151	81,552,404
Microchip Technology, Inc.	327,700	34,434,716
Micron Technology, Inc. (a)	1,248,700	62,859,558
NVIDIA Corp.	340,750	170,838,420
NXP Semiconductors NV	400,846	54,162,312
ON Semiconductor Corp. (a)	928,400	23,293,556
Qualcomm, Inc.	448,150	55,283,784
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	17,320,148
Universal Display Corp.	85,159	16,887,881
Xilinx, Inc.	486,600	57,754,554
		639,359,154

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		711,747,401

Software - 34.7%
Application Software - 14.3%
Adobe, Inc. (a)	280,516	125,418,704
Autodesk, Inc. (a)	221,100	52,077,894
HubSpot, Inc. (a)(d)	137,200	39,797,604
Intuit, Inc.	143,200	45,062,176
Salesforce.com, Inc. (a)	604,939	140,509,182
Slack Technologies, Inc. Class A (a)(d)	1,654,100	42,311,878
Workday, Inc. Class A (a)	290,900	61,123,908
		506,301,346
Systems Software - 20.4%
Microsoft Corp.	3,086,700	624,964,149
Rapid7, Inc. (a)	219,900	13,618,407
ServiceNow, Inc. (a)	129,100	64,236,287
Tenable Holdings, Inc. (a)	580,400	19,797,444
		722,616,287

TOTAL SOFTWARE		1,228,917,633

Technology Hardware, Storage & Peripherals - 21.3%
Technology Hardware, Storage & Peripherals - 21.3%
Apple, Inc.	6,762,516	736,167,488
Samsung Electronics Co. Ltd.	367,700	18,442,121
		754,609,609
Wireless Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	149,800	16,413,586
TOTAL COMMON STOCKS
(Cost $2,092,722,048)		3,513,011,638

Convertible Preferred Stocks - 0.3%
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series D (a)(b)(c)	94,300	4,884,740
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (b)(c)	81,762	1,224,795
Software - 0.1%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (a)(b)(c)	28,893	537,221
Series B1 (a)(b)(c)	1,440	26,775
Series B2 (a)(b)(c)	7,167	133,259
		697,255
Systems Software - 0.1%
Nuvia, Inc. Series B (b)(c)	678,052	2,174,748

TOTAL SOFTWARE		2,872,003

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,818,719)		8,981,538

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.10% (e)	16,537,735	16,541,043
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)(f)	44,093,104	44,097,513
TOTAL MONEY MARKET FUNDS
(Cost $60,638,556)		60,638,556
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,159,179,323)		3,582,631,732
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(39,253,860)
NET ASSETS - 100%		$3,543,377,872

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,873,937 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Convoy, Inc. Series D	10/30/19	$1,107,057
Nuvia, Inc. Series B	9/18/20	$2,174,748
Reddit, Inc. Series D	2/4/19	$2,045,018
UiPath, Inc. Series A1	6/14/19	$378,996
UiPath, Inc. Series B1	6/14/19	$18,889
UiPath, Inc. Series B2	6/14/19	$94,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,245
Fidelity Securities Lending Cash Central Fund	9,214
Total	$23,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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